Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs	$ 817,871
Cash in bank	$ 2,581,086	$ 142,401	$ 8,400	$ 10,257
Voting interest percentage	10.00%
Unrecognized Tax	12 months
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Customers credit term	180 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Customers credit term	365 days